Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents
Schedule of Cash and Cash Equivalents

	December 31
	2021	2020
	NIS in thousands

Cash	193,214	37,888
Short term deposits	3,003	-
	196,217	37,888

The currencies in which balances of cash and cash equivalents are denominated, or to which they are linked, are:

	December 31
	2021	2020
	NIS in thousands

USD	72,497	-
NIS	123,720	37,888
Total cash and cash equivalents	196,217	37,888